FINANCIAL INSTRUMENTS (Details 2) - Country Of U S [Member] - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Net foreign exchange exposure	$ 103,251	$ 777,947
Currency risk [member]
IfrsStatementLineItems [Line Items]
Foreign exchange exposure	(3,646,628)	(3,449,813)
Currency risk [member] | Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Net foreign exchange exposure	3,931,879	4,409,760
Currency risk [member] | Exchange rate swap CDI x Dollar [Member]
IfrsStatementLineItems [Line Items]
Net foreign exchange exposure	(67,000)	(67,000)
Currency risk [member] | Exchange rate swap Real x Dollar [Member]
IfrsStatementLineItems [Line Items]
Net foreign exchange exposure	(115,000)	(115,000)
Cash And Cash Equivalents Overseas [Member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Net foreign exchange exposure	2,228,736	1,191,036
Trade receivables [member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Net foreign exchange exposure	292,028	315,920
Financial Investments [Member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Net foreign exchange exposure	15,597	26,930
Borrowings And Financing [Member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Net foreign exchange exposure	(5,615,893)	(4,594,471)
Trade Payables [Member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Net foreign exchange exposure	(524,622)	(366,149)
Others [member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Net foreign exchange exposure	$ (42,474)	$ (23,079)